Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CNY (¥)
USD
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 46,477			$ 153,530
USD | Financial assets [member]
Disclosure of Risks [line items]
Financial assets	600,934			925,142
USD | Other non-current assets
Disclosure of Risks [line items]
Financial assets	69			188
USD | Financial assets at fair value through other comprehensive income
Disclosure of Risks [line items]
Financial assets	167,157			85,029
USD | Due from related parties - current
Disclosure of Risks [line items]
Financial assets	71
USD | Trade receivables and contract assets
Disclosure of Risks [line items]
Financial assets	25,125			14,729
USD | Other current assets
Disclosure of Risks [line items]
Financial assets	14,580			10,297
USD | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets	393,932			814,899
USD | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities	(1,483,790)			(1,550,424)
USD | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities	(275,615)			(302,607)
USD | Debt securities issued - non-current
Disclosure of Risks [line items]
Financial liabilities	(909,499)			(942,374)
USD | Lease obligations - non-current
Disclosure of Risks [line items]
Financial liabilities	(1,210)			(3,460)
USD | Other non current liabilities
Disclosure of Risks [line items]
Financial liabilities	(35,476)			(56,888)
USD | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities	(94,765)			(89,379)
USD | Debt securities issued - current
Disclosure of Risks [line items]
Financial liabilities	(53,862)			(55,938)
USD | Lease obligations - current
Disclosure of Risks [line items]
Financial liabilities	(3,076)			(2,589)
USD | Other current liabilities
Disclosure of Risks [line items]
Financial liabilities	(886)			(953)
USD | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities	(109,401)			(96,236)
USD | Financial liabilities defined as hedging instruments
Disclosure of Risks [line items]
Financial assets (liabilities)	13,763			16,987
USD | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities)	376,307			244,583
USD | Currency forward contracts
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 539,263			$ 517,242
EUR
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ (133,910)			€ (279,494)
EUR | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | €		702,818			183,653
EUR | Other non-current assets
Disclosure of Risks [line items]
Financial assets | €		11			11
EUR | Financial assets at fair value through other comprehensive income
Disclosure of Risks [line items]
Financial assets | €		115,995			16,453
EUR | Due from related parties - current
Disclosure of Risks [line items]
Financial assets | €					13
EUR | Trade receivables and contract assets
Disclosure of Risks [line items]
Financial assets | €		22,977			20,135
EUR | Other current assets
Disclosure of Risks [line items]
Financial assets | €		6,455			5,931
EUR | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets | €		557,380			141,110
EUR | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities | €		(784,060)			(756,849)
EUR | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities | €		(565,765)			(504,992)
EUR | Lease obligations - non-current
Disclosure of Risks [line items]
Financial liabilities | €		(12,474)			(16,829)
EUR | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities | €		(180,091)			(205,687)
EUR | Lease obligations - current
Disclosure of Risks [line items]
Financial liabilities | €		(3,060)			(3,274)
EUR | Other current liabilities
Disclosure of Risks [line items]
Financial liabilities | €		(5,156)			(8,752)
EUR | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | €		(17,514)			(17,010)
EUR | Due to related parties
Disclosure of Risks [line items]
Financial liabilities | €					(305)
EUR | Financial liabilities defined as hedging instruments
Disclosure of Risks [line items]
Financial assets (liabilities) | €		302,482			261,680
EUR | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | €		(355,000)			€ 32,022
EUR | Currency forward contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ (150)
CNY
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ (437,692)			¥ (556,962)
CNY | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | ¥			203,487			85,679
CNY | Other current assets
Disclosure of Risks [line items]
Financial assets | ¥			9,057			14,079
CNY | Cash and cash equivalents
Disclosure of Risks [line items]
Financial assets | ¥			194,430			71,600
CNY | Financial liabilities
Disclosure of Risks [line items]
Financial liabilities | ¥			(923,632)			(810,117)
CNY | Loans and borrowings - non-current
Disclosure of Risks [line items]
Financial liabilities | ¥			(404,695)			(344,052)
CNY | Loans and borrowings - current
Disclosure of Risks [line items]
Financial liabilities | ¥			(149,310)			(102,395)
CNY | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | ¥			(369,627)			(363,670)
CNY | Participating cross currency swap and FX swap contracts
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ 282,453			¥ 167,476